Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001352621
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	Apr. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
Donoghue Forlines Dividend VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – DONOGHUE FORLINES DIVIDEND VIT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Donoghue Forlines Dividend VIT Fund’s (the “Fund”) primary investment objective is total return from dividend income and capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital preservation is a secondary objective of the Fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you pay indirectly if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 299% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	299.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by seeking to track the FCF Risk Managed Sector Neutral Dividend Index. (the “Dividend Index”) that provides a formulaic methodology for allocating investment between securities of issuers who demonstrate higher free cash flow and dividend yield and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Dividend Index is designed to convey the benefits of high free cash flow and dividend yield, sector diversification and equal weighting. In seeking to track the Dividend Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund will invest in as many as 50 equity securities.

The Dividend Index is reconstituted and rebalanced quarterly during March, June, September, and December. The Dividend Index establishes an equity portfolio consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Russell 1000 Value Index and a U.S. Treasury portfolio consisting of short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, payment of cash dividends for the previous four consecutive quarters, and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Value Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Dividend Index then applies the Adviser’s defensive tactical overlays as described below. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative.

In following the Dividend Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

●	Exponential Moving Average Indicators – An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Dividend Index and the Fund will allocate 100% to the equity portfolio when the shorter-term exponential moving average indicator is in a bullish position. When the shorter-term exponential moving average indicator is in a defensive position, the Dividend Index and the Fund will allocate 50% of assets to U.S. Treasury portfolio. When both the shorter-term and longer-term exponential moving average indicators are in a defensive position, the Dividend Index and the Fund will allocate 100% to the U.S Treasury portfolio.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Dividend Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities that other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Dividend Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend producing securities. The Fund will invest in as many as 50 common stocks from the universe of stocks represented in the Russell 1000 Value Index. If the Fund holds an investment in common stock of a company that is removed from the Dividend Index, that position will be sold.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following risks apply to the Fund:

●	Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the Fund or an ETF in which the Fund invests, resulting in losses to the Fund. In addition, the credit quality of fixed income securities may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

●	Equity Risk. The NAV the Fund will fluctuate based on changes in the value of the equity securities in which it invests equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	ETF and Mutual Fund Risk. ETFs and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other funds that invest directly in equity and fixed income securities. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs and index-tracking mutual funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

●	Hedging Risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses by hedging with underlying money market funds if stock prices do not decline.

●	Index Construction Risk. The Dividend Index, and consequently the Fund, may not succeed in its objective and may not be optimal in its construction, causing losses to the Fund.

●	Index Tracking Risk. Investment in the Fund should be made with the understanding that the securities in which the Fund invests will not be able to replicate exactly the performance of the index the Fund tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the securities in which the Fund invests will incur expenses not incurred by an index. Certain securities comprising the index tracked by the Fund may, from time to time, temporarily be unavailable, which may further impede the Fund’s ability to track an index.

●	Interest Rate Risk. Interest rate risk is the risk that fixed income security prices overall, including the prices of securities held by the Fund or an ETF in which the Fund invests, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

●	Large-Cap Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Management Risk. The adviser’s decision to seek to follow an index’s methodology in managing the Fund’s portfolio may prove to be incorrect and may not produce the desired results. Because the Fund seeks to track an index, the Fund may forego certain attractive investment opportunities available to an actively managed fund. In following the index’s methodology, the Fund may hold fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

●	Small and Mid-Cap Risk. The value of a small or mid-capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs, which can negatively impact Fund performance.

●	U.S. Treasury Risk. The Fund has investment exposure to short-term U.S. Treasury securities through its investment in short-term treasury exchange-traded funds. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and a supplemental index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.donoghueforlinesfunds.com or by calling 1-877-779-7462.

Donoghue Forlines LLC became the Fund’s Adviser on March 1, 2017. Effective with the change in Adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The pre-March 1, 2017 performance results in the following charts do not reflect the Fund’s current strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index and a supplemental index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-779-7462
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.donoghueforlinesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Fourth Quarter 2020	16.20%
Worst Quarter:	First Quarter 2020	(23.14)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For year ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Donoghue Forlines Dividend VIT Fund | Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	10.91%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	8.40%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%	[1],[2]
Donoghue Forlines Dividend VIT Fund | FCF Risk Managed Sector Neutral Dividend Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.83%)	[3]
5 Years	rr_AverageAnnualReturnYear05	5.39%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.12%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.31%	[3]
Donoghue Forlines Dividend VIT Fund | Donoghue Forlines Dividend VIT Fund Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.70%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	774
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,982
Annual Return 2014	rr_AnnualReturn2014	6.94%
Annual Return 2015	rr_AnnualReturn2015	(3.94%)
Annual Return 2016	rr_AnnualReturn2016	0.67%
Annual Return 2017	rr_AnnualReturn2017	10.89%
Annual Return 2018	rr_AnnualReturn2018	(8.02%)
Annual Return 2019	rr_AnnualReturn2019	(2.84%)
Annual Return 2020	rr_AnnualReturn2020	(7.25%)
Annual Return 2021	rr_AnnualReturn2021	30.30%
Annual Return 2022	rr_AnnualReturn2022	(10.35%)
Annual Return 2023	rr_AnnualReturn2023	(1.58%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.58%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	0.89%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Donoghue Forlines Dividend VIT Fund | Donoghue Forlines Dividend VIT Fund Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.95%	[5]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 255
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	872
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,240
Donoghue Forlines Dividend VIT Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the Fund or an ETF in which the Fund invests, resulting in losses to the Fund. In addition, the credit quality of fixed income securities may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

Donoghue Forlines Dividend VIT Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Equity Risk. The NAV the Fund will fluctuate based on changes in the value of the equity securities in which it invests equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Donoghue Forlines Dividend VIT Fund | E T F And Mutual Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF and Mutual Fund Risk. ETFs and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other funds that invest directly in equity and fixed income securities. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs and index-tracking mutual funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Donoghue Forlines Dividend VIT Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Hedging Risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses by hedging with underlying money market funds if stock prices do not decline.

Donoghue Forlines Dividend VIT Fund | Index Construction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Index Construction Risk. The Dividend Index, and consequently the Fund, may not succeed in its objective and may not be optimal in its construction, causing losses to the Fund.

Donoghue Forlines Dividend VIT Fund | Index Tracking Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Index Tracking Risk. Investment in the Fund should be made with the understanding that the securities in which the Fund invests will not be able to replicate exactly the performance of the index the Fund tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the securities in which the Fund invests will incur expenses not incurred by an index. Certain securities comprising the index tracked by the Fund may, from time to time, temporarily be unavailable, which may further impede the Fund’s ability to track an index.

Donoghue Forlines Dividend VIT Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Interest Rate Risk. Interest rate risk is the risk that fixed income security prices overall, including the prices of securities held by the Fund or an ETF in which the Fund invests, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Donoghue Forlines Dividend VIT Fund | Large Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Large-Cap Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Donoghue Forlines Dividend VIT Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Management Risk. The adviser’s decision to seek to follow an index’s methodology in managing the Fund’s portfolio may prove to be incorrect and may not produce the desired results. Because the Fund seeks to track an index, the Fund may forego certain attractive investment opportunities available to an actively managed fund. In following the index’s methodology, the Fund may hold fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

Donoghue Forlines Dividend VIT Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Donoghue Forlines Dividend VIT Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

Donoghue Forlines Dividend VIT Fund | Small And Mid Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Small and Mid-Cap Risk. The value of a small or mid-capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Donoghue Forlines Dividend VIT Fund | Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs, which can negatively impact Fund performance.

Donoghue Forlines Dividend VIT Fund | U S Treasury Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	U.S. Treasury Risk. The Fund has investment exposure to short-term U.S. Treasury securities through its investment in short-term treasury exchange-traded funds. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Donoghue Forlines Momentum VIT Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – DONOGHUE FORLINES MOMENTUM VIT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Donoghue Forlines Momentum VIT Fund’s (the “Fund”) investment objective is capital growth
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of generating income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the annual operating expenses that you pay indirectly if you invest in the Fund through your retirement plan or if you allocate your insurance contract premiums or payments to the Fund. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	163.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The adviser seeks to achieve the Fund’s objectives by seeking to track the FCF Risk Managed Sector Neutral Momentum Index (the “Momentum Index”) that provides a formulaic methodology for allocating investments between securities of issuers who demonstrate higher free cash flow and positive momentum and short-term treasuries (maturity of 1 to 3 years).

The methodology of the Momentum Index is designed to convey the benefits of high free cash flow and momentum, sector diversification and equal weighting. In seeking to track the Momentum Index, the adviser buys equity securities in the Fund as described below when the index’s indicators are positive and sells them when its indicators are significantly negative. As described below, the Fund will invest in as many as 50 equity securities.

The Momentum Index is reconstituted and rebalanced quarterly during March, June, September, and December. The Momentum index establishes an equity portfolio consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and momentum rank (measured by total return over standard deviation of weekly total return) from the constituents of the Russell 1000 Index and a U.S. Treasury portfolio consisting of short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.

The Momentum Index then applies the Adviser’s defensive tactical overlays as described below. The Momentum Index allocates to the equity portfolio when its indicators are positive and allocates to the U.S. Treasury portfolio when its indicators are significantly negative.

In following the Momentum Index’s methodology, the Fund will allocate its assets based on two separate exponential moving average indicators (one shorter-term and one longer-term):

●	Exponential Moving Average Indicators – An index’s exponential moving average value is the weighted average of its value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period.

The Momentum Index and the Fund will allocate 100% to the equity portfolio when the shorter-term exponential moving average indicator is in a bullish position. When the shorter-term exponential moving average indicator is in a defensive position, the Momentum Index and the Fund will allocate 50% of assets to U.S. Treasury portfolio. When both the shorter-term and longer-term exponential moving average indicators are in a defensive position, the Momentum Index and the Fund will allocate 100% to the U.S Treasury portfolio.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Momentum Index.

From time to time, the adviser anticipates that its defensive tactical overlay may trigger multiple “positive” or “negative” indicators over a period of several days. In such cases, the adviser, in an effort to avoid incurring additional brokerage costs to the Fund, may choose not to implement a particular “buy” or “sell” signal at the time of the trigger. Absent such circumstances, the Fund will not be actively managed and will seek to track the Momentum Index’s methodology.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

The adviser may engage in frequent trading of the Fund’s portfolio, resulting in a higher portfolio turnover.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following risks apply to the Fund:

●	Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the Fund or an ETF in which the Fund invests, resulting in losses to the Fund. In addition, the credit quality of fixed income securities may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

●	Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the equity securities in which it invests Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

●	ETF and Mutual Fund Risk. ETFs and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other funds that invest directly in equity and fixed income securities. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs and index-tracking mutual funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

●	Hedging Risk. The Index’s defensive positioning may not effectively reduce the Fund’s downside risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses by hedging with underlying money market funds, short-term Treasury funds or Treasury ETFs if stock prices do not decline.

●	Index Construction Risk. The Momentum Index, and consequently the Fund, may not succeed in its objective and may not be optimal in its construction, causing losses to the Fund.

●	Index Tracking Risk. Investment in the Fund should be made with the understanding that the securities in which the Fund invests will not be able to replicate exactly the performance of the index the Fund tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the securities in which the Fund invests will incur expenses not incurred by an index. Certain securities comprising the index tracked by the Fund may, from time to time, temporarily be unavailable, which may further impede the Fund’s ability to track an index.

●	Interest Rate Risk. Interest rate risk is the risk that fixed income security prices overall, including the prices of securities held by the Fund or an ETF in which the Fund invests, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

●	Large-Cap Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Management Risk. The adviser’s decision to seek to follow an index’s methodology in managing the Fund’s portfolio may prove to be incorrect and may not produce the desired results. Because the Fund seeks to track an index, the Fund may forego certain attractive investment opportunities available to an actively managed fund. In following the index’s methodology, the Fund may hold fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

●	Small and Mid-Cap Company Risk. The value of a small or mid-capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

●	Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs. A high portfolio turnover can potentially increase taxes, which can negatively impact Fund performance.

●	U.S. Treasury Risk. The Fund has investment exposure to short-term U.S. Treasury securities through its investment in short-term treasury exchange-traded funds. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.donoghueforlinesfunds.com or by calling 1-877-779-7462.

Donoghue Forlines LLC became the Fund’s adviser on March 1, 2017. Effective with the change in adviser, the Fund’s investment objective, investment strategy and benchmark index changed. The pre-March 1, 2017 performance results in the following charts do not reflect the Fund’s current strategy.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in Class 1 shares of the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-779-7462
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.donoghueforlinesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Fourth Quarter 2020	17.01%
Worst Quarter:	First Quarter 2020	(25.51)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.51%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For year ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Donoghue Forlines Momentum VIT Fund | Russell 1000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%	[6],[7]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[6],[7]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[6],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	9.40%	[6],[7]
Donoghue Forlines Momentum VIT Fund | FCF Risk Managed Sector Neutral Momentum Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.48%	[8]
5 Years	rr_AverageAnnualReturnYear05	10.37%	[8]
10 Years	rr_AverageAnnualReturnYear10	10.01%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	11.07%	[8]
Donoghue Forlines Momentum VIT Fund | Donoghue Forlines Momentum VIT Fund Class 1 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	493
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	851
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,859
Annual Return 2014	rr_AnnualReturn2014	8.05%
Annual Return 2015	rr_AnnualReturn2015	(1.05%)
Annual Return 2016	rr_AnnualReturn2016	5.39%
Annual Return 2017	rr_AnnualReturn2017	20.93%
Annual Return 2018	rr_AnnualReturn2018	(2.66%)
Annual Return 2019	rr_AnnualReturn2019	7.87%
Annual Return 2020	rr_AnnualReturn2020	(1.20%)
Annual Return 2021	rr_AnnualReturn2021	29.66%
Annual Return 2022	rr_AnnualReturn2022	(22.56%)
Annual Return 2023	rr_AnnualReturn2023	19.81%
1 Year	rr_AverageAnnualReturnYear01	19.81%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	5.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007
Donoghue Forlines Momentum VIT Fund | Donoghue Forlines Momentum VIT Fund Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 184
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	570
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	981
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,129
Donoghue Forlines Momentum VIT Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Credit Risk. There is a risk that issuers will not make payments on fixed income securities held by the Fund or an ETF in which the Fund invests, resulting in losses to the Fund. In addition, the credit quality of fixed income securities may be lowered if an issuer’s financial condition changes. The issuer of a fixed income security may also default on its obligations.

Donoghue Forlines Momentum VIT Fund | Equity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the equity securities in which it invests Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Donoghue Forlines Momentum VIT Fund | E T F And Mutual Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	ETF and Mutual Fund Risk. ETFs and mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and other mutual funds and may be higher than other funds that invest directly in equity and fixed income securities. Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs and index-tracking mutual funds in which the Fund invests will not be able to replicate exactly the performance of the indices they track. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

Donoghue Forlines Momentum VIT Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Hedging Risk. The Index’s defensive positioning may not effectively reduce the Fund’s downside risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses by hedging with underlying money market funds, short-term Treasury funds or Treasury ETFs if stock prices do not decline.

Donoghue Forlines Momentum VIT Fund | Index Construction Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Index Construction Risk. The Momentum Index, and consequently the Fund, may not succeed in its objective and may not be optimal in its construction, causing losses to the Fund.

Donoghue Forlines Momentum VIT Fund | Index Tracking Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Index Tracking Risk. Investment in the Fund should be made with the understanding that the securities in which the Fund invests will not be able to replicate exactly the performance of the index the Fund tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the securities in which the Fund invests will incur expenses not incurred by an index. Certain securities comprising the index tracked by the Fund may, from time to time, temporarily be unavailable, which may further impede the Fund’s ability to track an index.

Donoghue Forlines Momentum VIT Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Interest Rate Risk. Interest rate risk is the risk that fixed income security prices overall, including the prices of securities held by the Fund or an ETF in which the Fund invests, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Donoghue Forlines Momentum VIT Fund | Large Cap Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Large-Cap Risk. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Donoghue Forlines Momentum VIT Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Management Risk. The adviser’s decision to seek to follow an index’s methodology in managing the Fund’s portfolio may prove to be incorrect and may not produce the desired results. Because the Fund seeks to track an index, the Fund may forego certain attractive investment opportunities available to an actively managed fund. In following the index’s methodology, the Fund may hold fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds.

Donoghue Forlines Momentum VIT Fund | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The COVID-19 global pandemic had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long any future impacts of the significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Donoghue Forlines Momentum VIT Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Sector Risk. The Fund’s investments may be focused in securities of a particular sector from time to time. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector or sectors.

Donoghue Forlines Momentum VIT Fund | Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Turnover Risk. Higher portfolio turnover will result in higher transactional and brokerage costs. A high portfolio turnover can potentially increase taxes, which can negatively impact Fund performance.

Donoghue Forlines Momentum VIT Fund | U S Treasury Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	U.S. Treasury Risk. The Fund has investment exposure to short-term U.S. Treasury securities through its investment in short-term treasury exchange-traded funds. All money market instruments, including U.S. Treasury obligations, can change in value in response to changes in interest rates, and a major change in rates could cause the share price to change. While U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, an investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency.

Donoghue Forlines Momentum VIT Fund | Small And Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Small and Mid-Cap Company Risk. The value of a small or mid-capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

[1]	The Russell 1000 Value Total Return Index is a market-capitalization weighted index of those firms in the Russell 1000 with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable U.S. equity market. The returns for the index are total returns, which include reinvestment of dividends. Frank Russell Company reports its indexes as one-month total returns.
[2]	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
[3]	The FCF Risk Managed Sector Neutral Dividend Index (the “Dividend Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Dividend Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and dividend yield rank (measured by dividend over market capitalization) from the constituents of the Russell 1000 Value Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow, payment of cash dividends for the previous four consecutive quarters, and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Dividend Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Value Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[5]	The Fund’s adviser has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2025, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) of the Fund do not exceed 2.00% and 2.50% of the Fund’s average daily net assets attributable to the Fund’s Class 1 Shares & Class 2 Shares, respectively. Any waiver or reimbursement by the adviser is subject to repayment by the Fund within the three years from the date the adviser waived any payment or reimbursed any expense, if the Fund is able to make the repayment without exceeding the current expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board of Trustees. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the adviser.
[6]	The Russell 1000 Total Return Index consists of the 1000 largest companies within the Russell 3000 Index. Also known as Market Oriented Index, because it represents the group of stocks from which most active money managers choose. The returns for the index are total returns, which include reinvestment of dividends. Frank Russell Company reports its indexes as one-month total returns.
[7]	Unlike mutual fund’s return, index returns do not reflect any trading costs, management fee expenses or other fees. An investor cannot invest directly in an index.
[8]	The FCF Risk Managed Sector Neutral Momentum Index (the “Momentum Index”) is reconstituted and rebalanced quarterly during March, June, September, and December. The Momentum Index establishes an equity portfolio typically consisting of up to 50 equity securities based on a combined profitability rank (measured by free cash flow over total equity) and momentum rank (measured by total return over standard deviation of weekly total return) from the constituents of the Russell 1000 Index and a U.S. Treasury portfolio consisting of short-term treasury securities or short-term treasury ETFs. Free cash flow is the amount of cash a company produces after paying for operating and capital expenses. Only companies with positive free cash flow and meeting an average daily traded volume minimum over the previous six months are eligible for inclusion in the Momentum Index. Upon selection each security will receive an equal weighting with sector weightings based on the current FactSet RBICS sector weights of the Russell 1000 Index. If there are not enough eligible securities within a sector, inclusion will be stopped for that sector at the number of eligible securities.